Other income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other income

	2025	2024
	US$	US$
Foreign exchange gain	210,159	251,897
Interest income	20	7
Gain from disposal of motor vehicle	73,730	-
Government grants	42,728	21,779
Write-back of deferred underwriting fees payable	-	153,125
Others	-	339
	326,637	427,147